38. Risk management (Details 6) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Dollar per real [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for foreign exchange risk		$ (41,784)
Dollar per real [member] | Cash flow hedges [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for foreign exchange risk		61,502
Dollar per real [member] | Derivatives assets [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for foreign exchange risk		4,639
Dollar per real [member] | Derivative liabilities [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for foreign exchange risk		(107,346)
Dollar per real [member] | Reasonably possible scenario [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for foreign exchange risk		(10,445)
Dollar per real [member] | Reasonably possible scenario [member] | Cash flow hedges [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for foreign exchange risk		15,376
Dollar per real [member] | Reasonably possible scenario [member] | Derivatives assets [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for foreign exchange risk		1,160
Dollar per real [member] | Reasonably possible scenario [member] | Derivative liabilities [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for foreign exchange risk		(26,836)
Dollar per real [member] | Probable scenario [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for foreign exchange risk	[1]	375
Dollar per real [member] | Probable scenario [member] | Cash flow hedges [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for foreign exchange risk	[1]	(553)
Dollar per real [member] | Probable scenario [member] | Derivatives assets [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for foreign exchange risk	[1]	(42)
Dollar per real [member] | Probable scenario [member] | Derivative liabilities [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for foreign exchange risk	[1]	965
Dollar per real [member] | Remote scenario [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for foreign exchange risk		(20,891)
Dollar per real [member] | Remote scenario [member] | Cash flow hedges [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for foreign exchange risk		30,751
Dollar per real [member] | Remote scenario [member] | Derivatives assets [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for foreign exchange risk		2,320
Dollar per real [member] | Remote scenario [member] | Derivative liabilities [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for foreign exchange risk		(53,673)
Euro per real [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for foreign exchange risk		(44)
Euro per real [member] | Derivatives assets [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for foreign exchange risk		4
Euro per real [member] | Derivative liabilities [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for foreign exchange risk		(48)
Euro per real [member] | Reasonably possible scenario [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for foreign exchange risk		(6)
Euro per real [member] | Reasonably possible scenario [member] | Derivatives assets [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for foreign exchange risk		1
Euro per real [member] | Reasonably possible scenario [member] | Derivative liabilities [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for foreign exchange risk		(5)
Euro per real [member] | Probable scenario [member] | Derivative liabilities [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for foreign exchange risk	[1]	1
Euro per real [member] | Remote scenario [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for foreign exchange risk		(22)
Euro per real [member] | Remote scenario [member] | Derivatives assets [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for foreign exchange risk		2
Euro per real [member] | Probable scenario [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for foreign exchange risk	[1]	2
Euro per dollar [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for foreign exchange risk		(1,701)
Euro per dollar [member] | Derivatives assets [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for foreign exchange risk		1,705
Euro per dollar [member] | Derivative liabilities [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for foreign exchange risk		(3,406)
Euro per dollar [member] | Reasonably possible scenario [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for foreign exchange risk		(426)
Euro per dollar [member] | Reasonably possible scenario [member] | Derivatives assets [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for foreign exchange risk		426
Euro per dollar [member] | Reasonably possible scenario [member] | Derivative liabilities [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for foreign exchange risk		(852)
Euro per dollar [member] | Probable scenario [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for foreign exchange risk	[1]	10
Euro per dollar [member] | Probable scenario [member] | Derivatives assets [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for foreign exchange risk	[1]	(24)
Euro per dollar [member] | Probable scenario [member] | Derivative liabilities [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for foreign exchange risk		20
Euro per dollar [member] | Remote scenario [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for foreign exchange risk		(851)
Euro per dollar [member] | Remote scenario [member] | Derivatives assets [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for foreign exchange risk		852
Euro per dollar [member] | Remote scenario [member] | Derivative liabilities [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for foreign exchange risk		(1,703)
Pound per real [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for foreign exchange risk		(18)
Pound per real [member] | Derivatives assets [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for foreign exchange risk		5
Pound per real [member] | Derivative liabilities [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for foreign exchange risk		(23)
Pound per real [member] | Reasonably possible scenario [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for foreign exchange risk		2
Pound per real [member] | Reasonably possible scenario [member] | Derivative liabilities [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for foreign exchange risk		(6)
Pound per real [member] | Remote scenario [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for foreign exchange risk		(12)
Pound per real [member] | Remote scenario [member] | Derivatives assets [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for foreign exchange risk		2
Pound per real [member] | Reasonably possible scenario [member] | Derivatives assets [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for foreign exchange risk	[1]	1
Pound per real [member] | Probable scenario [member] | Derivative liabilities [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for foreign exchange risk	[1]	1
Pound per real [member] | Remote Scenario [member] | Derivative liabilities [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for foreign exchange risk		(12)
Currency risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for foreign exchange risk		(43,263)	$ 950
Currency risk [member] | Reasonably possible scenario [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for foreign exchange risk		(10,815)	285
Currency risk [member] | Probable scenario [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for foreign exchange risk	[1]	384	16
Currency risk [member] | Remote scenario [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for foreign exchange risk		(21,631)	$ 570
Pound per dollar [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for foreign exchange risk		284
Pound per dollar [member] | Derivatives assets [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for foreign exchange risk		1,883
Pound per dollar [member] | Derivative liabilities [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for foreign exchange risk		(3,742)
Pound per dollar [member] | Reasonably possible scenario [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for foreign exchange risk		72
Pound per dollar [member] | Reasonably possible scenario [member] | Derivatives assets [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for foreign exchange risk		471
Pound per dollar [member] | Reasonably possible scenario [member] | Derivative liabilities [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for foreign exchange risk		(935)
Pound per dollar [member] | Probable scenario [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for foreign exchange risk		4
Pound per dollar [member] | Probable scenario [member] | Derivatives assets [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for foreign exchange risk	[1]	(22)
Pound per dollar [member] | Probable scenario [member] | Derivative liabilities [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for foreign exchange risk	[1]	44
Pound per dollar [member] | Remote scenario [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for foreign exchange risk		143
Pound per dollar [member] | Remote scenario [member] | Derivatives assets [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for foreign exchange risk		942
Pound per dollar [member] | Remote scenario [member] | Derivative liabilities [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for foreign exchange risk		(10)
Pound per dollar [member] | Remote Scenario [member] | Derivative liabilities [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for foreign exchange risk		(1,871)
Exchange rate cross currency swap [Member] | Dollar per real [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for foreign exchange risk		(579)
Exchange rate cross currency swap [Member] | Dollar per real [member] | Reasonably possible scenario [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for foreign exchange risk		(145)
Exchange rate cross currency swap [Member] | Dollar per real [member] | Remote scenario [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for foreign exchange risk		(289)
Exchange rate cross currency swap [Member] | Dollar per real [member] | Probable scenario [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for foreign exchange risk	[1]	5
Currency swap contract [member] | Pound per dollar [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for foreign exchange risk		1,660
Currency swap contract [member] | Pound per dollar [member] | Reasonably possible scenario [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for foreign exchange risk		415
Currency swap contract [member] | Pound per dollar [member] | Probable scenario [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for foreign exchange risk	[1]	(20)
Currency swap contract [member] | Pound per dollar [member] | Remote scenario [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for foreign exchange risk		830
Non deliverable forward [member] | Pound per dollar [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for foreign exchange risk		483
Non deliverable forward [member] | Pound per dollar [member] | Reasonably possible scenario [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for foreign exchange risk		121
Non deliverable forward [member] | Pound per dollar [member] | Probable scenario [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for foreign exchange risk	[1]	(6)
Non deliverable forward [member] | Pound per dollar [member] | Remote scenario [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for foreign exchange risk		$ 242

[1]	At June 30, 2020, the probable scenario was computed based on the following risks: R$ x U.S. Dollar - a 4.3% appreciation of the Real; Euro x U.S Dollar: a 0.3% depreciation of the Euro; Pound Sterling x U.S. Dollar: a 1.05% apreciation of the Pound Sterling Real x Euro: a 4.6% appreciation of the Real; and Real x Pound Sterling - a 3.3% appreciation of the Real.